Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000003521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Alger Capital Appreciation Fund (First Prospectus Summary) | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACAAX
Alger Capital Appreciation Fund (First Prospectus Summary) | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACAPX
Alger Capital Appreciation Fund (First Prospectus Summary) | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCCX
Alger LargeCap Growth Fund (First Prospectus Summary) | Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGAX
Alger LargeCap Growth Fund (First Prospectus Summary) | Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFGPX
Alger LargeCap Growth Fund (First Prospectus Summary) | Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGCX
Alger MidCap Growth Fund (Prospectus Summary) | Alger MidCap Growth Fund | Alger MidCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMGAX
Alger MidCap Growth Fund (Prospectus Summary) | Alger MidCap Growth Fund | Alger MidCap Growth Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMCGX
Alger MidCap Growth Fund (Prospectus Summary) | Alger MidCap Growth Fund | Alger MidCap Growth Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMGCX
Alger SMidCap Growth Fund (First Prospectus Summary) | Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMAX
Alger SMidCap Growth Fund (First Prospectus Summary) | Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMBX
Alger SMidCap Growth Fund (First Prospectus Summary) | Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMCX
Alger SmallCap Growth Fund (First Prospectus Summary) | Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSAX
Alger SmallCap Growth Fund (First Prospectus Summary) | Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSCX
Alger SmallCap Growth Fund (First Prospectus Summary) | Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGSCX
Alger Growth Opportunities Fund (First Prospectus Summary) | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOFAX
Alger Growth Opportunities Fund (First Prospectus Summary) | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOFCX
Alger Health Sciences Fund (Prospectus Summary) | Alger Health Sciences Fund | Alger Health Sciences Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHSAX
Alger Health Sciences Fund (Prospectus Summary) | Alger Health Sciences Fund | Alger Health Sciences Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHSBX
Alger Health Sciences Fund (Prospectus Summary) | Alger Health Sciences Fund | Alger Health Sciences Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHSCX
Alger Balanced Fund (Prospectus Summary) | Alger Balanced Fund | Alger Balanced Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALBAX
Alger Balanced Fund (Prospectus Summary) | Alger Balanced Fund | Alger Balanced Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGBX
Alger Balanced Fund (Prospectus Summary) | Alger Balanced Fund | Alger Balanced Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALBCX
Alger Capital Appreciation Fund (Second Prospectus Summary) | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACAZX
Alger LargeCap Growth Fund (Second Prospectus Summary) | Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCZX
Alger SMidCap Growth Fund (Second Prospectus Summary) | Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASIMX
Alger SMidCap Growth Fund (Third Prospectus Summary) | Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASMZX
Alger SmallCap Growth Fund (Second Prospectus Summary) | Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASCZX
Alger Growth Opportunities Fund (Second Prospectus Summary) | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOFIX
Alger Growth Opportunities Fund (Third Prospectus Summary) | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGOZX

Alger Capital Appreciation Fund (First Prospectus Summary) | Alger Capital Appreciation Fund
Alger Capital Appreciation Fund
INVESTMENT OBJECTIVE
Alger Capital Appreciation Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger Capital Appreciation Fund		Alger Capital Appreciation Fund Class A	Alger Capital Appreciation Fund Class B	Alger Capital Appreciation Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price		5.25%	none	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower		none	5.00%	1.00%
Redemption Fee as a % of amount redeemed	[1]	2.00%	2.00%	2.00%
[1]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger Capital Appreciation Fund	Alger Capital Appreciation Fund Class A	Alger Capital Appreciation Fund Class B	Alger Capital Appreciation Fund Class C
Management Fees	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.26%	0.39%	0.28%
Total Annual Fund Operating Expenses	1.32%	2.20%	2.09%

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example Alger Capital Appreciation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Capital Appreciation Fund Class A	652	921	1,210	2,032
Alger Capital Appreciation Fund Class B	723	988	1,380	2,311
Alger Capital Appreciation Fund Class C	312	655	1,124	2,421

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Alger Capital Appreciation Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alger Capital Appreciation Fund Class A	652	921	1,210	2,032
Alger Capital Appreciation Fund Class B	223	688	1,180	2,311
Alger Capital Appreciation Fund Class C	212	655	1,124	2,421

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211.96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]

Best Quarter:    Q2 2009 20.60%
Worst Quarter:  Q4 2008 -22.57%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Average Annual Total Returns Alger Capital Appreciation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Capital Appreciation Fund Class A	Class A Return Before Taxes	7.17%	6.96%	2.19%	7.12%	Dec 31, 1996	[1]
Alger Capital Appreciation Fund Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	7.17%	6.96%	2.19%	6.48%	Dec 31, 1996	[1]
Alger Capital Appreciation Fund Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	4.66%	6.03%	1.89%	5.98%	Dec 31, 1996	[1]
Alger Capital Appreciation Fund Class B	Class B	7.15%	6.93%	2.13%	7.07%	Dec 31, 1996	[1]
Alger Capital Appreciation Fund Class C	Class C	11.31%	7.30%	1.97%	6.81%	Dec 31, 1996	[1]
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	4.58%	Dec 31, 1996	[1]
Russell 3000 Growth Index	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	3.88%	0.30%	4.53%	Dec 31, 1996	[1]
[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger Capital Appreciation Fund (First Prospectus Summary) | Alger Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Capital Appreciation Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Capital Appreciation Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211.96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.96%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:    Q2 2009 20.60%
Worst Quarter:  Q4 2008 -22.57%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Alger Capital Appreciation Fund (First Prospectus Summary) | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.57%)
Alger Capital Appreciation Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Capital Appreciation Fund | Russell 3000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	652
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	921
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,032
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	652
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	921
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,032
Annual Return 2001	rr_AnnualReturn2001	(18.08%)
Annual Return 2002	rr_AnnualReturn2002	(35.21%)
Annual Return 2003	rr_AnnualReturn2003	35.26%
Annual Return 2004	rr_AnnualReturn2004	7.43%
Annual Return 2005	rr_AnnualReturn2005	15.01%
Annual Return 2006	rr_AnnualReturn2006	18.76%
Annual Return 2007	rr_AnnualReturn2007	31.93%
Annual Return 2008	rr_AnnualReturn2008	(44.44%)
Annual Return 2009	rr_AnnualReturn2009	50.00%
Annual Return 2010	rr_AnnualReturn2010	13.11%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	723
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,311
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,311
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.
[2]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.
[3]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Alger LargeCap Growth Fund (First Prospectus Summary) | Alger LargeCap Growth Fund
Alger Large Cap Growth Fund
INVESTMENT OBJECTIVE
Alger Large Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger LargeCap Growth Fund		Alger LargeCap Growth Fund Class A	Alger LargeCap Growth Fund Class B	Alger LargeCap Growth Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price		5.25%	none	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower		none	5.00%	1.00%
Redemption Fee as a % of amount redeemed	[1]	2.00%	2.00%	2.00%
[1]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger LargeCap Growth Fund	Alger LargeCap Growth Fund Class A	Alger LargeCap Growth Fund Class B	Alger LargeCap Growth Fund Class C
Management Fees	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.42%	0.29%	0.37%
Total Annual Fund Operating Expenses	1.38%	2.00%	2.08%

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example Alger LargeCap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger LargeCap Growth Fund Class A	658	939	1,241	2,095
Alger LargeCap Growth Fund Class B	703	927	1,278	2,168
Alger LargeCap Growth Fund Class C	311	652	1,119	2,410

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Alger LargeCap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alger LargeCap Growth Fund Class A	658	939	1,241	2,095
Alger LargeCap Growth Fund Class B	203	627	1,078	2,168
Alger LargeCap Growth Fund Class C	211	652	1,119	2,410

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth
Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At
December 31, 2010, the market capitalization of the companies in this index ranged from  $1.2 billion to  $372.7 billion.

The Board of Trustees of the Fund has approved further narrowing the Fund's investment focus within the range set forth above. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than  $10 billion. The Fund will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than  $4 billion. Additionally, the Fund will generally limit its investments to between 70 - 100 holdings.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]

Best Quarter:  Q2 2003  17.39%
Worst Quarter: Q4 2008  -26.33

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[2]
Average Annual Total Returns Alger LargeCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger LargeCap Growth Fund Class A	Class A Return Before Taxes	6.78%	0.44%	(0.45%)	4.90%	Dec 31, 1996	[1]
Alger LargeCap Growth Fund Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	6.65%	0.40%	(0.46%)	3.96%	Dec 31, 1996	[1]
Alger LargeCap Growth Fund Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	4.41%	0.35%	(0.39%)	3.85%	Dec 31, 1996	[1]
Alger LargeCap Growth Fund Class B	Class B	6.93%	0.46%	(0.50%)	4.85%	Dec 31, 1996	[1]
Alger LargeCap Growth Fund Class C	Class C	10.84%	0.81%	(0.63%)	4.60%	Dec 31, 1996	[1]
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	4.58%	Dec 31, 1996	[1]
[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.
[2]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger LargeCap Growth Fund (First Prospectus Summary) | Alger LargeCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Large Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Large Cap Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.58%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth
Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At
December 31, 2010, the market capitalization of the companies in this index ranged from  $1.2 billion to  $372.7 billion.

The Board of Trustees of the Fund has approved further narrowing the Fund's investment focus within the range set forth above. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than  $10 billion. The Fund will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than  $4 billion. Additionally, the Fund will generally limit its investments to between 70 - 100 holdings.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  Q2 2003  17.39%
Worst Quarter: Q4 2008  -26.33

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[2]
Alger LargeCap Growth Fund (First Prospectus Summary) | Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.33%)
Alger LargeCap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[1]
Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	658
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	939
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
Annual Return 2001	rr_AnnualReturn2001	(12.16%)
Annual Return 2002	rr_AnnualReturn2002	(32.82%)
Annual Return 2003	rr_AnnualReturn2003	34.58%
Annual Return 2004	rr_AnnualReturn2004	5.67%
Annual Return 2005	rr_AnnualReturn2005	11.45%
Annual Return 2006	rr_AnnualReturn2006	4.91%
Annual Return 2007	rr_AnnualReturn2007	19.50%
Annual Return 2008	rr_AnnualReturn2008	(45.83%)
Annual Return 2009	rr_AnnualReturn2009	40.97%
Annual Return 2010	rr_AnnualReturn2010	12.67%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[1]
Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[1]
Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[1]
Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,278
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,168
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,168
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[1]
Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.63%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[1]

[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.
[2]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.
[3]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Alger MidCap Growth Fund (Prospectus Summary) | Alger MidCap Growth Fund
Alger Mid Cap Growth Fund
INVESTMENT OBJECTIVE
Alger Mid Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger MidCap Growth Fund		Alger MidCap Growth Fund Class A	Alger MidCap Growth Fund Class B	Alger MidCap Growth Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price		5.25%	none	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower		none	5.00%	1.00%
Redemption Fee as a % of amount redeemed	[1]	2.00%	2.00%	2.00%
[1]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger MidCap Growth Fund	Alger MidCap Growth Fund Class A	Alger MidCap Growth Fund Class B	Alger MidCap Growth Fund Class C
Management Fees	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.37%	0.36%	0.44%
Total Annual Fund Operating Expenses	1.38%	2.12%	2.20%

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example Alger MidCap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger MidCap Growth Fund Class A	658	939	1,241	2,095
Alger MidCap Growth Fund Class B	715	964	1,339	2,263
Alger MidCap Growth Fund Class C	323	688	1,180	2,534

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Alger MidCap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alger MidCap Growth Fund Class A	658	939	1,241	2,095
Alger MidCap Growth Fund Class B	215	664	1,139	2,263
Alger MidCap Growth Fund Class C	223	688	1,180	2,534

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund
Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 195.64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc.
believes demonstrate promising growth potential. Under normal circumstances, the
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as
reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December
31, 2010, the market capitalization of the companies in these indexes ranged from  $480 million to  $22.1 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]

Best Quarter:   Q2 2003     20.22%
Worst Quarter:  Q4 2008  -32.40%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Average Annual Total Returns Alger MidCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger MidCap Growth Fund Class A	Class A Return Before Taxes	12.54%	0.31%	1.67%	7.54%	Dec 31, 1996	[1]
Alger MidCap Growth Fund Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	12.54%	(1.37%)	0.51%	5.32%	Dec 31, 1996	[1]
Alger MidCap Growth Fund Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	8.15%	(0.47%)	0.91%	5.38%	Dec 31, 1996	[1]
Alger MidCap Growth Fund Class B	Class B	12.58%	0.30%	1.61%	7.48%	Dec 31, 1996	[1]
Alger MidCap Growth Fund Class C	Class C	16.65%	0.57%	1.42%	7.10%	Dec 31, 1996	[1]
Russell MidCap Growth Index	Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%	7.13%	Dec 31, 1996	[1]
[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger MidCap Growth Fund (Prospectus Summary) | Alger MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Mid Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Mid Cap Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund
Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 195.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195.64%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc.
believes demonstrate promising growth potential. Under normal circumstances, the
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as
reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December
31, 2010, the market capitalization of the companies in these indexes ranged from  $480 million to  $22.1 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   Q2 2003     20.22%
Worst Quarter:  Q4 2008  -32.40%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Alger MidCap Growth Fund (Prospectus Summary) | Alger MidCap Growth Fund | Alger MidCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.40%)
Alger MidCap Growth Fund | Russell MidCap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger MidCap Growth Fund | Alger MidCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	658
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	939
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
Annual Return 2001	rr_AnnualReturn2001	(7.00%)
Annual Return 2002	rr_AnnualReturn2002	(30.48%)
Annual Return 2003	rr_AnnualReturn2003	45.90%
Annual Return 2004	rr_AnnualReturn2004	12.66%
Annual Return 2005	rr_AnnualReturn2005	9.34%
Annual Return 2006	rr_AnnualReturn2006	9.72%
Annual Return 2007	rr_AnnualReturn2007	31.51%
Annual Return 2008	rr_AnnualReturn2008	(58.49%)
Annual Return 2009	rr_AnnualReturn2009	50.78%
Annual Return 2010	rr_AnnualReturn2010	18.73%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger MidCap Growth Fund | Alger MidCap Growth Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger MidCap Growth Fund | Alger MidCap Growth Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.47%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger MidCap Growth Fund | Alger MidCap Growth Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	964
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,339
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,263
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,263
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger MidCap Growth Fund | Alger MidCap Growth Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.
[2]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.
[3]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Alger SMidCap Growth Fund (First Prospectus Summary) | Alger SMidCap Growth Fund
Alger SMid Cap Growth Fund
INVESTMENT OBJECTIVE
Alger SMid Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger SMidCap Growth Fund		Alger SMidCap Growth Fund Class A	Alger SMidCap Growth Fund Class B	Alger SMidCap Growth Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price		5.25%	none	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower		none	5.00%	1.00%
Redemption Fee as a % of amount redeemed	[1]	2.00%	2.00%	2.00%
[1]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger SMidCap Growth Fund	Alger SMidCap Growth Fund Class A	Alger SMidCap Growth Fund Class B	Alger SMidCap Growth Fund Class C
Management Fees	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.26%	0.35%	0.32%
Total Annual Fund Operating Expenses	1.32%	2.16%	2.13%

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example Alger SMidCap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger SMidCap Growth Fund Class A	652	921	1,210	2,032
Alger SMidCap Growth Fund Class B	719	976	1,359	2,280
Alger SMidCap Growth Fund Class C	316	667	1,144	2,462

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Alger SMidCap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alger SMidCap Growth Fund Class A	652	921	1,210	2,032
Alger SMidCap Growth Fund Class B	219	676	1,159	2,280
Alger SMidCap Growth Fund Class C	216	667	1,144	2,462

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that
Fred Alger Management, Inc. believes demonstrate promising growth potential.
Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the
Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $22.1 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]

Best Quarter:    Q2 2003  17.99%
Worst Quarter:   Q4 2008 -28.33%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Average Annual Total Returns Alger SMidCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger SMidCap Growth Fund Class A	Class A Return Before Taxes	16.81%	5.16%		7.15%	May 8, 2002
Alger SMidCap Growth Fund Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	16.81%	4.96%		6.73%	May 8, 2002
Alger SMidCap Growth Fund Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	10.93%	4.44%		6.14%	May 8, 2002
Alger SMidCap Growth Fund Class B	Class B	17.23%	5.13%		7.07%	May 8, 2002
Alger SMidCap Growth Fund Class C	Class C	21.28%	5.48%		7.02%	May 8, 2002
Russell 2500 Growth Index	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	[1]	7.14%	May 8, 2002	[1]
[1]	Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger SMidCap Growth Fund (First Prospectus Summary) | Alger SMidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger SMid Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger SMid Cap Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.80%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that
Fred Alger Management, Inc. believes demonstrate promising growth potential.
Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the
Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $22.1 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:    Q2 2003  17.99%
Worst Quarter:   Q4 2008 -28.33%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Alger SMidCap Growth Fund (First Prospectus Summary) | Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.33%)
Alger SMidCap Growth Fund | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.63%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002	[2]
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	652
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	921
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,032
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	652
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	921
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,032
Annual Return 2003	rr_AnnualReturn2003	36.93%
Annual Return 2004	rr_AnnualReturn2004	15.47%
Annual Return 2005	rr_AnnualReturn2005	19.10%
Annual Return 2006	rr_AnnualReturn2006	17.85%
Annual Return 2007	rr_AnnualReturn2007	26.25%
Annual Return 2008	rr_AnnualReturn2008	(48.61%)
Annual Return 2009	rr_AnnualReturn2009	44.03%
Annual Return 2010	rr_AnnualReturn2010	23.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,280
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,280
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.
[2]	Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.
[3]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Alger SmallCap Growth Fund (First Prospectus Summary) | Alger SmallCap Growth Fund
Alger Small Cap Growth Fund
INVESTMENT OBJECTIVE
Alger Small Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger SmallCap Growth Fund		Alger SmallCap Growth Fund Class A	Alger SmallCap Growth Fund Class B	Alger SmallCap Growth Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price		5.25%	none	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower		none	5.00%	1.00%
Redemption Fee as a % of amount redeemed	[1]	2.00%	2.00%	2.00%
[1]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger SmallCap Growth Fund	Alger SmallCap Growth Fund Class A	Alger SmallCap Growth Fund Class B	Alger SmallCap Growth Fund Class C
Management Fees	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.34%	0.34%	0.44%
Total Annual Fund Operating Expenses	1.40%	2.15%	2.25%

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example Alger SmallCap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger SmallCap Growth Fund Class A	660	945	1,251	2,117
Alger SmallCap Growth Fund Class B	718	973	1,354	2,292
Alger SmallCap Growth Fund Class C	328	703	1,205	2,585

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Alger SmallCap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alger SmallCap Growth Fund Class A	660	945	1,251	2,117
Alger SmallCap Growth Fund Class B	218	673	1,154	2,292
Alger SmallCap Growth Fund Class C	228	703	1,205	2,585

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management,
Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the
Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $5 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase
gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Funds has authorized a partial closing of
Alger Small Cap Growth Fund. Effective January 19, 2010, the Fund's shares are available for purchase only by existing shareholders of the Fund who maintain open accounts and certain select groups of investors who transact with certain broker dealers and third party administrators identified by Fred Alger &
Company, Incorporated, the Fund's distributor.

The Fund may resume sales to all investors at some future date if the Board of
Trustees determines that doing so would be in the best interest of shareholders.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]

Best Quarter:     Q2   2009      20.75%
Worst Quarter:   Q1   2001     -27.45%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Average Annual Total Returns Alger SmallCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Alger SmallCap Growth Fund Class A	Class A Return Before Taxes	18.65%	5.05%	2.02%	2.48%	[1]	Dec 31, 1996
Alger SmallCap Growth Fund Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	18.65%	5.05%	2.02%	1.50%	[1]	Dec 31, 1996
Alger SmallCap Growth Fund Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	12.12%	4.35%	1.74%	1.70%	[1]	Dec 31, 1996
Alger SmallCap Growth Fund Class B	Class B	19.33%	5.02%	1.99%	2.45%	[1]	Dec 31, 1996
Alger SmallCap Growth Fund Class C	Class C	23.29%	5.38%	1.84%	2.21%	[1]	Dec 31, 1996
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%	4.45%	[1]	Dec 31, 1996
[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger SmallCap Growth Fund (First Prospectus Summary) | Alger SmallCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Small Cap Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.45%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management,
Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the
Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $5 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase
gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Funds has authorized a partial closing of
Alger Small Cap Growth Fund. Effective January 19, 2010, the Fund's shares are available for purchase only by existing shareholders of the Fund who maintain open accounts and certain select groups of investors who transact with certain broker dealers and third party administrators identified by Fred Alger &
Company, Incorporated, the Fund's distributor.

The Fund may resume sales to all investors at some future date if the Board of
Trustees determines that doing so would be in the best interest of shareholders.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:     Q2   2009      20.75%
Worst Quarter:   Q1   2001     -27.45%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Alger SmallCap Growth Fund (First Prospectus Summary) | Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.45%)
Alger SmallCap Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[3]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	660
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,117
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	660
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	945
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,251
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,117
Annual Return 2001	rr_AnnualReturn2001	(31.29%)
Annual Return 2002	rr_AnnualReturn2002	(27.48%)
Annual Return 2003	rr_AnnualReturn2003	42.81%
Annual Return 2004	rr_AnnualReturn2004	15.72%
Annual Return 2005	rr_AnnualReturn2005	16.14%
Annual Return 2006	rr_AnnualReturn2006	19.01%
Annual Return 2007	rr_AnnualReturn2007	15.98%
Annual Return 2008	rr_AnnualReturn2008	(45.96%)
Annual Return 2009	rr_AnnualReturn2009	44.36%
Annual Return 2010	rr_AnnualReturn2010	25.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.50%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.70%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[3]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,292
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,292
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.45%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[3]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,585
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,585
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.21%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.
[2]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.
[3]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Alger Growth Opportunities Fund (First Prospectus Summary) | Alger Growth Opportunities Fund
Alger Growth Opportunities Fund
INVESTMENT OBJECTIVE
Alger Growth Opportunities Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger Growth Opportunities Fund		Alger Growth Opportunities Fund Class A	Alger Growth Opportunities Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price		5.25%	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower		none	1.00%
Redemption Fee as a % of amount redeemed	[1]	2.00%	2.00%
[1]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger Growth Opportunities Fund		Alger Growth Opportunities Fund Class A	Alger Growth Opportunities Fund Class C
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.22%	1.31%
Total Annual Fund Operating Expenses		2.32%	3.16%
Expense Reimbursemen	[1]	0.82%	0.91%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%	2.25%
[1]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses through February 28, 2012, to the extent necessary to limit the annual operating expenses of the Fund's Class A Shares to 1.50%, and Class C Shares to 2.25%, of the Fund's average net assets (excluding interest, taxes, brokerage, and extraordinary expenses). This expense reimbursement cannot be terminated.

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example Alger Growth Opportunities Fund	Alger Growth Opportunities Fund Class A	Alger Growth Opportunities Fund Class C
Expense Example, With Redemption, 1 Year USD ( $)	670	328
Expense Example, With Redemption, 3 Years USD ( $)	1,137	889
Expense Example, With Redemption, 5 Years USD ( $)	1,630	1,575
Expense Example, With Redemption, 10 Years USD ( $)	2,982	3,404
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name
Absent expense reimbursement, expenses with redemptions would be as follows:

Absent expense reimbursement, expenses with redemptions would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year USD ( $)	748	419
Expense Example, With Redemption, No Expense Reimbursement, 3 Years USD ( $)	1,211	974
Expense Example, With Redemption, No Expense Reimbursement, 5 Years USD ( $)	1,700	1,654
Expense Example, With Redemption, No Expense Reimbursement, 10 Years USD ( $)	3,041	3,467

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Alger Growth Opportunities Fund	Alger Growth Opportunities Fund Class A	Alger Growth Opportunities Fund Class C
Expense Example, No Redemption, 1 Year USD ( $)	670	228
Expense Example, No Redemption, 3 Years USD ( $)	1,137	889
Expense Example, No Redemption, 5 Years USD ( $)	1,630	1,575
Expense Example, No Redemption, 10 Years USD ( $)	2,982	3,404
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name
Absent expense reimbursement, expenses before redemptions would be as follows:

Absent expense reimbursement, expenses before redemptions would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year USD ( $)	748	319
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years USD ( $)	1,211	974
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years USD ( $)	1,700	1,654
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years USD ( $)	3,041	3,467

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the stock of small, fast-growing companies that
Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell
2500 Growth Index, as reported by the index as of the most recent quarter-end.
This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2010, the highest market capitalization of the companies in this index was  $9.6 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

Best Quarter:    Q2 2009  22.50%
Worst Quarter:   Q2 2010 -8.82%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Growth Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Growth Opportunities Fund Class A	Class A Return Before Taxes	21.47%	2.33%	Mar 3, 2008
Alger Growth Opportunities Fund Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	21.47%	2.33%	Mar 3, 2008
Alger Growth Opportunities Fund Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	13.95%	1.99%	Mar 3, 2008
Alger Growth Opportunities Fund Class C	Class C	26.40%	3.49%	Mar 3, 2008
Russell 2500 Growth Index	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	6.23%	Mar 3, 2008

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures;
this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger Growth Opportunities Fund (First Prospectus Summary) | Alger Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Growth Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Growth Opportunities Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.25%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the stock of small, fast-growing companies that
Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell
2500 Growth Index, as reported by the index as of the most recent quarter-end.
This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2010, the highest market capitalization of the companies in this index was  $9.6 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:    Q2 2009  22.50%
Worst Quarter:   Q2 2010 -8.82%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures;
this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Growth Opportunities Fund (First Prospectus Summary) | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.82%)
Alger Growth Opportunities Fund | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,137
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,630
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,982
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses with redemptions would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoExpenseReimbursementYear01	748
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear03	1,211
Expense Example, With Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear05	1,700
Expense Example, With Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear10	3,041
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,137
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,630
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,982
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses before redemptions would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear01	748
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear03	1,211
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear05	1,700
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear10	3,041
Annual Return 2009	rr_AnnualReturn2009	46.09%
Annual Return 2010	rr_AnnualReturn2010	28.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,575
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,404
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses with redemptions would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoExpenseReimbursementYear01	419
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear03	974
Expense Example, With Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear05	1,654
Expense Example, With Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear10	3,467
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	889
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,575
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,404
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses before redemptions would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear01	319
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear03	974
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear05	1,654
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear10	3,467
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008

[1]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.
[2]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses through February 28, 2012, to the extent necessary to limit the annual operating expenses of the Fund's Class A Shares to 1.50%, and Class C Shares to 2.25%, of the Fund's average net assets (excluding interest, taxes, brokerage, and extraordinary expenses). This expense reimbursement cannot be terminated.

Alger Health Sciences Fund (Prospectus Summary) | Alger Health Sciences Fund
Alger Health Sciences Fund
INVESTMENT OBJECTIVE
Alger Health Sciences Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger Health Sciences Fund		Alger Health Sciences Fund Class A	Alger Health Sciences Fund Class B	Alger Health Sciences Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price		5.25%	none	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower		none	5.00%	1.00%
Redemption Fee as a % of amount redeemed	[1]	2.00%	2.00%	2.00%
[1]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger Health Sciences Fund	Alger Health Sciences Fund Class A	Alger Health Sciences Fund Class B	Alger Health Sciences Fund Class C
Management Fees	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.27%	0.34%	0.31%
Total Annual Fund Operating Expenses	1.33%	2.15%	2.12%

EXAMPLE
The following examples are intended to help you compare the cost of investing in
The Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example Alger Health Sciences Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Health Sciences Fund Class A	653	924	1,216	2,042
Alger Health Sciences Fund Class B	718	973	1,354	2,274
Alger Health Sciences Fund Class C	315	664	1,139	2,452

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Alger Health Sciences Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alger Health Sciences Fund Class A	653	924	1,216	2,042
Alger Health Sciences Fund Class B	218	673	1,154	2,274
Alger Health Sciences Fund Class C	215	664	1,139	2,452

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75.15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50%
of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

• hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

• companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

• producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

• since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]

Best Quarter:     Q2 2003  16.75%
Worst Quarter:   Q4 2008 -16.20%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Average Annual Total Returns Alger Health Sciences Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Health Sciences Fund Class A	Class A Return Before Taxes	(2.40%)	3.08%	8.98%	May 1, 2002
Alger Health Sciences Fund Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(2.40%)	2.42%	8.25%	May 1, 2002
Alger Health Sciences Fund Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(1.56%)	2.36%	7.55%	May 1, 2002
Alger Health Sciences Fund Class B	Class B	(2.85%)	3.01%	8.88%	May 1, 2002
Alger Health Sciences Fund Class C	Class C	1.14%	3.39%	8.84%	May 1, 2002
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.73%	May 1, 2002

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger Health Sciences Fund (Prospectus Summary) | Alger Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Health Sciences Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Health Sciences Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.15%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in
The Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50%
of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

• hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

• companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

• producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

• since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:     Q2 2003  16.75%
Worst Quarter:   Q4 2008 -16.20%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Alger Health Sciences Fund (Prospectus Summary) | Alger Health Sciences Fund | Alger Health Sciences Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.20%)
Alger Health Sciences Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Alger Health Sciences Fund | Alger Health Sciences Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	653
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,216
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	653
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	924
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,216
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Annual Return 2003	rr_AnnualReturn2003	41.34%
Annual Return 2004	rr_AnnualReturn2004	18.10%
Annual Return 2005	rr_AnnualReturn2005	18.24%
Annual Return 2006	rr_AnnualReturn2006	9.26%
Annual Return 2007	rr_AnnualReturn2007	16.09%
Annual Return 2008	rr_AnnualReturn2008	(26.16%)
Annual Return 2009	rr_AnnualReturn2009	27.38%
Annual Return 2010	rr_AnnualReturn2010	2.99%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Alger Health Sciences Fund | Alger Health Sciences Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Alger Health Sciences Fund | Alger Health Sciences Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Alger Health Sciences Fund | Alger Health Sciences Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,274
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,274
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
Alger Health Sciences Fund | Alger Health Sciences Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.
[2]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Alger Balanced Fund (Prospectus Summary) | Alger Balanced Fund
Alger Balanced Fund
INVESTMENT OBJECTIVE
Alger Balanced Fund seeks to provide capital appreciation and current income.

The Board of Trustees of The Alger Funds (the "Trust") has approved changes with respect to the Fund that are anticipated to become effective on or about March
1, 2011. The Fund's name will be changed to Alger Growth & Income Fund, and its investment objective, principal investment strategy, and principal risks will be revised. The Fund's new investment objective will be to seek to provide capital appreciation and current income. The Fund's portfolio turnover rate is likely to increase during this transition, resulting in higher transaction costs for the
Fund.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger Balanced Fund		Alger Balanced Fund Class A	Alger Balanced Fund Class B	Alger Balanced Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price		5.25%	none	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower		none	5.00%	1.00%
Redemption Fee as a % of amount redeemed	[1]	2.00%	2.00%	2.00%
[1]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger Balanced Fund	Alger Balanced Fund Class A	Alger Balanced Fund Class B	Alger Balanced Fund Class C
Management Fees	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.50%	0.53%	0.46%
Total Annual Fund Operating Expenses	1.34%	2.12%	2.05%

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example Alger Balanced Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger Balanced Fund Class A	654	926	1,218	2,048
Alger Balanced Fund Class B	715	962	1,336	2,248
Alger Balanced Fund Class C	308	641	1,101	2,374

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Alger Balanced Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alger Balanced Fund Class A	654	926	1,218	2,048
Alger Balanced Fund Class B	215	662	1,136	2,248
Alger Balanced Fund Class C	208	641	1,101	2,374

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best equity investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on stocks of companies that Fred Alger Management, Inc.
believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Fund invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities.
Most of the Fund's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations (or, if unrated, will have been determined to be of comparable quality by Fred Alger Management, Inc.). The Fund also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by Fred Alger Management, Inc.). Under normal circumstances, the Fund will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The primary risks arising from the fixed-income portion of the Fund include:

• fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

• lower-rated securities' greater risk of default, generally less liquidity, and susceptibility to greater price volatility.

• the potential for a decline in the value of the Fund's portfolio securities in the event of an issuer's falling credit rating or actual default.

• mortgage-backed and asset-backed securities' sensitivity to interest rate movement; their duration and volatility move with interest rates.

• the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Fund will be forced to reinvest the proceeds in a lower-yielding security.

• the risk that a derivative instrument may not perform similarly to its underlying security, resulting in gains or losses differing from those of the underlying security.

• the possibility that the market in a security in which the Fund invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Fund.

• the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Fund.

• the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]

Best Quarter:      Q3 2009   12.40%
Worst Quarter:   Q4 2008    -17.68%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Average Annual Total Returns Alger Balanced Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Balanced Fund Class A	Class A Return Before Taxes	3.80%	1.40%	1.82%	6.19%	Dec 31, 1996	[1]
Alger Balanced Fund Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	2.99%	0.73%	1.21%	5.09%	Dec 31, 1996	[1]
Alger Balanced Fund Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	2.47%	0.79%	1.18%	4.78%	Dec 31, 1996	[1]
Alger Balanced Fund Class B	Class B	3.68%	1.30%	1.76%	6.15%	Dec 31, 1996	[1]
Alger Balanced Fund Class C	Class C	7.78%	1.73%	1.61%	5.89%	Dec 31, 1996	[1]
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	4.58%	Dec 31, 1996	[1]
Barclays Capital U.S. Gov't/Credit Bond Index	Barclays Capital U.S. Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.59%	5.56%	5.83%	6.19%	Dec 31, 1996	[1]
[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger Balanced Fund (Prospectus Summary) | Alger Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Balanced Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Balanced Fund seeks to provide capital appreciation and current income.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
The Board of Trustees of The Alger Funds (the "Trust") has approved changes with respect to the Fund that are anticipated to become effective on or about March
1, 2011. The Fund's name will be changed to Alger Growth & Income Fund, and its investment objective, principal investment strategy, and principal risks will be revised. The Fund's new investment objective will be to seek to provide capital appreciation and current income. The Fund's portfolio turnover rate is likely to increase during this transition, resulting in higher transaction costs for the
Fund.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A
Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in
"Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's
Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter
of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.11%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best equity investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on stocks of companies that Fred Alger Management, Inc.
believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Fund invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities.
Most of the Fund's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations (or, if unrated, will have been determined to be of comparable quality by Fred Alger Management, Inc.). The Fund also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by Fred Alger Management, Inc.). Under normal circumstances, the Fund will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The primary risks arising from the fixed-income portion of the Fund include:

• fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

• lower-rated securities' greater risk of default, generally less liquidity, and susceptibility to greater price volatility.

• the potential for a decline in the value of the Fund's portfolio securities in the event of an issuer's falling credit rating or actual default.

• mortgage-backed and asset-backed securities' sensitivity to interest rate movement; their duration and volatility move with interest rates.

• the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Fund will be forced to reinvest the proceeds in a lower-yielding security.

• the risk that a derivative instrument may not perform similarly to its underlying security, resulting in gains or losses differing from those of the underlying security.

• the possibility that the market in a security in which the Fund invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Fund.

• the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Fund.

• the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

Risk, Lose Money	rr_RiskLoseMoney	As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	website www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:      Q3 2009   12.40%
Worst Quarter:   Q4 2008    -17.68%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Alger Balanced Fund (Prospectus Summary) | Alger Balanced Fund | Alger Balanced Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.68%)
Alger Balanced Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Balanced Fund | Barclays Capital U.S. Gov't/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Balanced Fund | Alger Balanced Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	926
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	654
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	926
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,218
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,048
Annual Return 2001	rr_AnnualReturn2001	(3.40%)
Annual Return 2002	rr_AnnualReturn2002	(17.59%)
Annual Return 2003	rr_AnnualReturn2003	21.47%
Annual Return 2004	rr_AnnualReturn2004	3.78%
Annual Return 2005	rr_AnnualReturn2005	7.25%
Annual Return 2006	rr_AnnualReturn2006	3.61%
Annual Return 2007	rr_AnnualReturn2007	11.47%
Annual Return 2008	rr_AnnualReturn2008	(32.00%)
Annual Return 2009	rr_AnnualReturn2009	27.34%
Annual Return 2010	rr_AnnualReturn2010	9.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Balanced Fund | Alger Balanced Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Balanced Fund | Alger Balanced Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Balanced Fund | Alger Balanced Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	962
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	662
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Balanced Fund | Alger Balanced Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee as a % of amount redeemed	rr_RedemptionFeeOverRedemption	2.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,374
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,374
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]

[1]	Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.
[2]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.
[3]	The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

Alger Capital Appreciation Fund (Second Prospectus Summary) | Alger Capital Appreciation Fund
Alger Capital Appreciation Fund
INVESTMENT OBJECTIVE
Alger Capital Appreciation Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
"Other Expenses" below are estimated assuming  $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alger Capital Appreciation Fund Alger Capital Appreciation Fund Class Z
Management Fees		0.81%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		1.02%
Expense Reimbursemen	[1]	0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.97%
[1]	Fred Alger Management, Inc. has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses (excluding dividends on short sales, interest, taxes, brokerage, and extraordinary expenses) of Class Z Shares of the Fund to .97% of the Fund's average net assets. This expense reimbursement cannot be terminated.

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Expense Example	Alger Capital Appreciation Fund Alger Capital Appreciation Fund Class Z
Expense Example, With Redemption, 1 Year USD ( $)	99
Expense Example, With Redemption, 3 Years USD ( $)	320
Expense Example, With Redemption, 5 Years USD ( $)	558
Expense Example, With Redemption, 10 Years USD ( $)	1,243
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name
Absent expense reimbursement, expenses would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year USD ( $)	104
Expense Example, With Redemption, No Expense Reimbursement, 3 Years USD ( $)	325
Expense Example, With Redemption, No Expense Reimbursement, 5 Years USD ( $)	563
Expense Example, With Redemption, No Expense Reimbursement, 10 Years USD ( $)	1,248

Expense Example, No Redemption	Alger Capital Appreciation Fund Alger Capital Appreciation Fund Class Z
Expense Example, No Redemption, 1 Year USD ( $)	99
Expense Example, No Redemption, 3 Years USD ( $)	320
Expense Example, No Redemption, 5 Years USD ( $)	558
Expense Example, No Redemption, 10 Years USD ( $)	1,243
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name
Absent expense reimbursement, expenses would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year USD ( $)	104
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years USD ( $)	325
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years USD ( $)	563
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years USD ( $)	1,248

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211.96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z
Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A
Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)	[1]

Best Quarter:    Q2 2009 20.60%
Worst Quarter:  Q4 2008 -22.57%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Average Annual Total Returns Alger Capital Appreciation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Capital Appreciation Fund Class Z	Class Z Return Before Taxes	13.11%	8.11%	2.74%	7.53%	Dec 31, 1996
Alger Capital Appreciation Fund Class Z After Taxes on Distributions	Class Z Return After Taxes on Distributions	13.11%	8.11%	2.74%	6.89%	Dec 31, 1996
Alger Capital Appreciation Fund Class Z After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	8.52%	7.05%	2.37%	6.37%	Dec 31, 1996
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	4.58%	Dec 31, 1996	[1]
Russell 3000 Growth Index	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	3.88%	0.30%	4.53%	Dec 31, 1996	[1]
[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger Capital Appreciation Fund (Second Prospectus Summary) | Alger Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Capital Appreciation Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Capital Appreciation Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
"Other Expenses" below are estimated assuming  $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211.96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.96%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z
Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A
Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Class Z Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class A Shares.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:    Q2 2009 20.60%
Worst Quarter:  Q4 2008 -22.57%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Alger Capital Appreciation Fund (Second Prospectus Summary) | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.57%)
Alger Capital Appreciation Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Capital Appreciation Fund | Russell 3000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,243
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoExpenseReimbursementYear01	104
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear03	325
Expense Example, With Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear05	563
Expense Example, With Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear10	1,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	320
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,243
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear01	104
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear03	325
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear05	563
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear10	1,248
Annual Return 2001	rr_AnnualReturn2001	(18.08%)
Annual Return 2002	rr_AnnualReturn2002	(35.21%)
Annual Return 2003	rr_AnnualReturn2003	35.26%
Annual Return 2004	rr_AnnualReturn2004	7.43%
Annual Return 2005	rr_AnnualReturn2005	15.01%
Annual Return 2006	rr_AnnualReturn2006	18.76%
Annual Return 2007	rr_AnnualReturn2007	31.93%
Annual Return 2008	rr_AnnualReturn2008	(44.44%)
Annual Return 2009	rr_AnnualReturn2009	50.00%
Annual Return 2010	rr_AnnualReturn2010	13.11%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

[1]	Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.
[2]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.
[3]	Fred Alger Management, Inc. has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses (excluding dividends on short sales, interest, taxes, brokerage, and extraordinary expenses) of Class Z Shares of the Fund to .97% of the Fund's average net assets. This expense reimbursement cannot be terminated.

Alger LargeCap Growth Fund (Second Prospectus Summary) | Alger LargeCap Growth Fund
Alger Large Cap Growth Fund
INVESTMENT OBJECTIVE
Alger Large Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
"Other Expenses" below are estimated assuming  $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger LargeCap Growth Fund Alger LargeCap Growth Fund Class Z
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.93%

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger LargeCap Growth Fund Alger LargeCap Growth Fund Class Z	95	296	515	1,143

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alger LargeCap Growth Fund Alger LargeCap Growth Fund Class Z	95	296	515	1,143

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2010, the market capitalization of the companies in this index ranged from  $1.2 billion to  $372.7 billion.

The Board of Trustees of the Fund has approved further narrowing the Fund's investment focus within the range set forth above. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than  $10 billion. The Fund will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than  $4 billion. Additionally, the Fund will generally limit its investments to between 70 - 100 holdings.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better
suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010.
Historical performance prior to December 29, 2010 is that of the Fund's Class A
Shares. Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)	[1]

Best Quarter:   Q2 2003   17.39
Worst Quarter:  Q4 2008   -26.33

Average Annual Total Return as of December 31, 2010	[1]
Average Annual Total Returns Alger LargeCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger LargeCap Growth Fund Class Z	Class Z Return Before Taxes	12.58%	1.51%	0.08%	5.30%	Dec 31, 1996
Alger LargeCap Growth Fund Class Z After Taxes on Distributions	Class Z Return After Taxes on Distributions	12.43%	1.48%	0.06%	4.36%	Dec 31, 1996
Alger LargeCap Growth Fund Class Z After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	8.17%	1.27%	0.06%	4.21%	Dec 31, 1996
Alger LargeCap Growth Fund Class Z Russell 1000 Growth Index						Dec 31, 1996
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	4.58%	Dec 31, 1996	[1]
[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger LargeCap Growth Fund (Second Prospectus Summary) | Alger LargeCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Large Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Large Cap Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
"Other Expenses" below are estimated assuming  $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.58%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2010, the market capitalization of the companies in this index ranged from  $1.2 billion to  $372.7 billion.

The Board of Trustees of the Fund has approved further narrowing the Fund's investment focus within the range set forth above. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than  $10 billion. The Fund will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than  $4 billion. Additionally, the Fund will generally limit its investments to between 70 - 100 holdings.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better
suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010.
Historical performance prior to December 29, 2010 is that of the Fund's Class A
Shares. Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Class Z Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class A Shares.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:   Q2 2003   17.39
Worst Quarter:  Q4 2008   -26.33

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010	[1]
Alger LargeCap Growth Fund (Second Prospectus Summary) | Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.33%)
Alger LargeCap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996	[2]
Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,143
Annual Return 2001	rr_AnnualReturn2001	(12.16%)
Annual Return 2002	rr_AnnualReturn2002	(32.82%)
Annual Return 2003	rr_AnnualReturn2003	34.58%
Annual Return 2004	rr_AnnualReturn2004	5.67%
Annual Return 2005	rr_AnnualReturn2005	11.45%
Annual Return 2006	rr_AnnualReturn2006	4.91%
Annual Return 2007	rr_AnnualReturn2007	19.50%
Annual Return 2008	rr_AnnualReturn2008	(45.83%)
Annual Return 2009	rr_AnnualReturn2009	40.97%
Annual Return 2010	rr_AnnualReturn2010	12.58%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger LargeCap Growth Fund | Alger LargeCap Growth Fund Class Z | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

[1]	Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.
[2]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

Alger SMidCap Growth Fund (Second Prospectus Summary) | Alger SMidCap Growth Fund
Alger SMid Cap Growth Fund
INVESTMENT OBJECTIVE
Alger SMid Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger SMidCap Growth Fund Alger SMidCap Growth Fund Class I
Management Fees	0.81%
Distribution and/or Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.20%

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger SMidCap Growth Fund Alger SMidCap Growth Fund Class I	122	381	660	1,455

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alger SMidCap Growth Fund Alger SMidCap Growth Fund Class I	122	381	660	1,455

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that
Fred Alger Management, Inc. believes demonstrate promising growth potential.
Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the
Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $22.1 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to August 6, 2007, commencement of the Class I
Share's operations, is that of the Fund's Class A Shares. Performance has been adjusted to remove the front-end sales charge imposed by Class A Shares. Class I
Shares do not impose any sales charges. Remember that a Fund's past performance
(before and after taxes) is not necessarily an
indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN as of December 31 (%)

Best Quarter:    Q2 2009  18.02%
Worst Quarter:   Q4 2008 -28.32%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger SMidCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger SMidCap Growth Fund Class I	Class I Return Before Taxes	23.41%	6.44%	[1]	7.90%	May 8, 2002	[1]
Alger SMidCap Growth Fund Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	23.41%	6.24%	[1]	7.47%	May 8, 2002	[1]
Alger SMidCap Growth Fund Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	15.21%	5.56%	[1]	6.81%	May 8, 2002	[1]
Russell 2500 Growth Index	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	[1]	7.14%	May 8, 2002	[1]
[1]	Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger SMidCap Growth Fund (Second Prospectus Summary) | Alger SMidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger SMid Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger SMid Cap Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.80%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that
Fred Alger Management, Inc. believes demonstrate promising growth potential.
Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the
Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $22.1 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to August 6, 2007, commencement of the Class I
Share's operations, is that of the Fund's Class A Shares. Performance has been adjusted to remove the front-end sales charge imposed by Class A Shares. Class I
Shares do not impose any sales charges. Remember that a Fund's past performance
(before and after taxes) is not necessarily an
indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to August 6, 2007, commencement of the Class I Share's operations, is that of the Fund's Class A Shares.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of December 31 (%)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance has been adjusted to remove the front-end sales charge imposed by Class A Shares.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:    Q2 2009  18.02%
Worst Quarter:   Q4 2008 -28.32%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger SMidCap Growth Fund (Second Prospectus Summary) | Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.32%)
Alger SMidCap Growth Fund | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.63%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002	[1]
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	660
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
Annual Return 2003	rr_AnnualReturn2003	36.93%
Annual Return 2004	rr_AnnualReturn2004	15.47%
Annual Return 2005	rr_AnnualReturn2005	19.10%
Annual Return 2006	rr_AnnualReturn2006	17.85%
Annual Return 2007	rr_AnnualReturn2007	26.54%
Annual Return 2008	rr_AnnualReturn2008	(48.56%)
Annual Return 2009	rr_AnnualReturn2009	44.33%
Annual Return 2010	rr_AnnualReturn2010	23.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.44%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002	[1]
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.24%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002	[1]
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002	[1]

[1]	Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

Alger SMidCap Growth Fund (Third Prospectus Summary) | Alger SMidCap Growth Fund
Alger SMid Cap Growth Fund
INVESTMENT OBJECTIVE
Alger SMid Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
"Other Expenses" below are estimated assuming  $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alger SMidCap Growth Fund Alger SMidCap Growth Fund Class Z
Management Fees	0.81%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.98%

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger SMidCap Growth Fund Alger SMidCap Growth Fund Class Z	100	312	542	1,201

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alger SMidCap Growth Fund Alger SMidCap Growth Fund Class Z	100	312	542	1,201

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or
in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that
Fred Alger Management, Inc. believes demonstrate promising growth potential.
Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the
Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $22.1 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to December 29, 2010, commencement of the Class Z
Share's operations, is that of the Fund's Class A Shares. Performance has been adjusted to remove the front-end sales charge imposed by Class A Shares. Class Z
Shares do not impose any sales charges. Remember that a Fund's past performance
(before and after taxes) is not necessarily an
indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)	[1]

Best Quarter:    Q2 2003  17.99%
Worst Quarter:   Q4 2008 -28.33%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Average Annual Total Returns Alger SMidCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger SMidCap Growth Fund Class Z	Class Z Return Before Taxes	23.30%	6.31%		7.82%	May 8, 2002
Alger SMidCap Growth Fund Class Z After Taxes on Distributions	Class Z Return After Taxes on Distributions	23.30%	6.11%		7.40%	May 8, 2002
Alger SMidCap Growth Fund Class Z After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	15.14%	5.44%		6.74%	May 8, 2002
Russell 2500 Growth Index	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	[1]	7.14%	May 8, 2002	[1]
[1]	Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger SMidCap Growth Fund (Third Prospectus Summary) | Alger SMidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger SMid Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger SMid Cap Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
"Other Expenses" below are estimated assuming  $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or
in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.80%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that
Fred Alger Management, Inc. believes demonstrate promising growth potential.
Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the
Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $22.1 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to December 29, 2010, commencement of the Class Z
Share's operations, is that of the Fund's Class A Shares. Performance has been adjusted to remove the front-end sales charge imposed by Class A Shares. Class Z
Shares do not impose any sales charges. Remember that a Fund's past performance
(before and after taxes) is not necessarily an
indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to December 29, 2010, commencement of the Class Z Share's operations, is that of the Fund's Class A Shares.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance has been adjusted to remove the front-end sales charge imposed by Class A Shares.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:    Q2 2003  17.99%
Worst Quarter:   Q4 2008 -28.33%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Alger SMidCap Growth Fund (Third Prospectus Summary) | Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.33%)
Alger SMidCap Growth Fund | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.63%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002	[2]
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	542
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Annual Return 2003	rr_AnnualReturn2003	36.93%
Annual Return 2004	rr_AnnualReturn2004	15.47%
Annual Return 2005	rr_AnnualReturn2005	19.10%
Annual Return 2006	rr_AnnualReturn2006	17.85%
Annual Return 2007	rr_AnnualReturn2007	26.25%
Annual Return 2008	rr_AnnualReturn2008	(48.03%)
Annual Return 2009	rr_AnnualReturn2009	44.03%
Annual Return 2010	rr_AnnualReturn2010	23.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002
Alger SMidCap Growth Fund | Alger SMidCap Growth Fund Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2002

[1]	Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.
[2]	Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

Alger SmallCap Growth Fund (Second Prospectus Summary) | Alger SmallCap Growth Fund
Alger Small Cap Growth Fund
INVESTMENT OBJECTIVE
Alger Small Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
"Other Expenses" below are estimated assuming  $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alger SmallCap Growth Fund Alger SmallCap Growth Fund Class Z
Management Fees		0.81%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		1.03%
Expense Reimbursemen	[1]	0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.99%
[1]	Fred Alger Management, Inc. has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses (excluding dividends on short sales, interest, taxes, brokerage, and extraordinary expenses) of Class Z Shares of the Fund to .99% of the Fund's average net assets. This expense reimbursement cannot be terminated.

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Expense Example	Alger SmallCap Growth Fund Alger SmallCap Growth Fund Class Z
Expense Example, With Redemption, 1 Year USD ( $)	101
Expense Example, With Redemption, 3 Years USD ( $)	324
Expense Example, With Redemption, 5 Years USD ( $)	565
Expense Example, With Redemption, 10 Years USD ( $)	1,256
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name
Absent expense reimbursement, expenses would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year USD ( $)	105
Expense Example, With Redemption, No Expense Reimbursement, 3 Years USD ( $)	328
Expense Example, With Redemption, No Expense Reimbursement, 5 Years USD ( $)	569
Expense Example, With Redemption, No Expense Reimbursement, 10 Years USD ( $)	1,259

Expense Example, No Redemption	Alger SmallCap Growth Fund Alger SmallCap Growth Fund Class Z
Expense Example, No Redemption, 1 Year USD ( $)	101
Expense Example, No Redemption, 3 Years USD ( $)	324
Expense Example, No Redemption, 5 Years USD ( $)	565
Expense Example, No Redemption, 10 Years USD ( $)	1,256
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name
Absent expense reimbursement, expenses would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year USD ( $)	105
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years USD ( $)	328
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years USD ( $)	569
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years USD ( $)	1,259

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management,
Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600
Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $5 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Funds has authorized a partial closing of
Alger Small Cap Growth Fund. Because of the continuing issue of limited investment opportunities, Class Z Shares of the Fund are available for purchase only by existing advisory clients of Fred Alger Management, Inc., the Fund's investment manager, who maintain open
Small Cap Growth mutual fund or separate accounts.

The Fund may resume sales to all investors at some future date if the Board of
Trustees determines that doing so would be in the best interest of shareholders.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010.
Historical performance prior to December 29, 2010 is that of the Fund's Class A
Shares. Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)	[1]

Best Quarter:      Q2 2009    20.75%
Worst Quarter:     Q1 2001    -27.45%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Average Annual Total Returns Alger SmallCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Alger SmallCap Growth Fund Class Z	Class Z Return Before Taxes	25.30%	6.17%	2.58%	2.87%		Dec 31, 1996
Alger SmallCap Growth Fund Class Z After Taxes on Distributions	Class Z Return After Taxes on Distributions	25.30%	6.17%	2.58%	1.89%		Dec 31, 1996
Alger SmallCap Growth Fund Class Z After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	16.44%	5.34%	2.23%	2.05%		Dec 31, 1996
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%	4.45%	[1]	Dec 31, 1996
[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger SmallCap Growth Fund (Second Prospectus Summary) | Alger SmallCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Small Cap Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
"Other Expenses" below are estimated assuming  $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.85% of the average value of its portfolio.

Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management,
Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600
Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2010, the market capitalization of the companies in these indexes ranged from  $24.2 million to  $5 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Funds has authorized a partial closing of
Alger Small Cap Growth Fund. Because of the continuing issue of limited investment opportunities, Class Z Shares of the Fund are available for purchase only by existing advisory clients of Fred Alger Management, Inc., the Fund's investment manager, who maintain open
Small Cap Growth mutual fund or separate accounts.

The Fund may resume sales to all investors at some future date if the Board of
Trustees determines that doing so would be in the best interest of shareholders.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010.
Historical performance prior to December 29, 2010 is that of the Fund's Class A
Shares. Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Class Z Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class A Shares.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)	[1]
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:      Q2 2009    20.75%
Worst Quarter:     Q1 2001    -27.45%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Alger SmallCap Growth Fund (Second Prospectus Summary) | Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.45%)
Alger SmallCap Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	565
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,256
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoExpenseReimbursementYear01	105
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear03	328
Expense Example, With Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear05	569
Expense Example, With Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear10	1,259
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	324
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	565
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,256
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear01	105
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear03	328
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear05	569
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear10	1,259
Annual Return 2001	rr_AnnualReturn2001	(31.29%)
Annual Return 2002	rr_AnnualReturn2002	(27.48%)
Annual Return 2003	rr_AnnualReturn2003	42.81%
Annual Return 2004	rr_AnnualReturn2004	15.72%
Annual Return 2005	rr_AnnualReturn2005	16.14%
Annual Return 2006	rr_AnnualReturn2006	19.01%
Annual Return 2007	rr_AnnualReturn2007	15.98%
Annual Return 2008	rr_AnnualReturn2008	(45.96%)
Annual Return 2009	rr_AnnualReturn2009	44.36%
Annual Return 2010	rr_AnnualReturn2010	25.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Alger SmallCap Growth Fund | Alger SmallCap Growth Fund Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

[1]	Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.
[2]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.
[3]	Fred Alger Management, Inc. has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses (excluding dividends on short sales, interest, taxes, brokerage, and extraordinary expenses) of Class Z Shares of the Fund to .99% of the Fund's average net assets. This expense reimbursement cannot be terminated.

Alger Growth Opportunities Fund (Second Prospectus Summary) | Alger Growth Opportunities Fund
Alger Growth Opportunities Fund
INVESTMENT OBJECTIVE
Alger Growth Opportunities Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alger Growth Opportunities Fund Alger Growth Opportunities Fund Class I
Management Fees		0.85%
Distribution and/or Shareholder Servicing (12b-1) Fees		0.25%
Other Expenses		1.63%
Total Annual Fund Operating Expenses		2.73%
Expense Reimbursemen	[1]	1.48%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%
[1]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses of Class I Shares of the Fund to 1.25% of the Fund's average net assets (excluding interest, taxes, brokerage and extraordinary expenses). This expense reimbursement cannot be terminated.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example	Alger Growth Opportunities Fund Alger Growth Opportunities Fund Class I
Expense Example, With Redemption, 1 Year USD ( $)	127
Expense Example, With Redemption, 3 Years USD ( $)	707
Expense Example, With Redemption, 5 Years USD ( $)	1,313
Expense Example, With Redemption, 10 Years USD ( $)	2,952
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name
Absent expense reimbursement, expenses would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year USD ( $)	276
Expense Example, With Redemption, No Expense Reimbursement, 3 Years USD ( $)	847
Expense Example, With Redemption, No Expense Reimbursement, 5 Years USD ( $)	1,445
Expense Example, With Redemption, No Expense Reimbursement, 10 Years USD ( $)	3,061

Expense Example, No Redemption	Alger Growth Opportunities Fund Alger Growth Opportunities Fund Class I
Expense Example, No Redemption, 1 Year USD ( $)	127
Expense Example, No Redemption, 3 Years USD ( $)	707
Expense Example, No Redemption, 5 Years USD ( $)	1,313
Expense Example, No Redemption, 10 Years USD ( $)	2,952
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name
Absent expense reimbursement, expenses would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year USD ( $)	276
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years USD ( $)	847
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years USD ( $)	1,445
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years USD ( $)	3,061

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the stock of small, fast-growing companies that
Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell
2500 Growth Index, as reported by the index as of the most recent quarter-end.
This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2010, the highest market capitalization of the companies in this index was  $9.6 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

• the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

• the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated
periods compare with those of an appropriate benchmark of market performance.
Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN as of December 31 (%)

Best Quarter:    Q2 2009  22.64%
Worst Quarter:   Q2 2010 -8.78%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Average Annual Total Returns Alger Growth Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Growth Opportunities Fund Class I	Class I Return Before Taxes	28.60%	4.51%	Mar 3, 2008
Alger Growth Opportunities Fund Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	28.60%	4.51%	Mar 3, 2008
Alger Growth Opportunities Fund Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	18.59%	3.86%	Mar 3, 2008
Russell 2500 Growth Index	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	6.23%	Mar 3, 2008

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger Growth Opportunities Fund (Second Prospectus Summary) | Alger Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Growth Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Growth Opportunities Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.25%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the stock of small, fast-growing companies that
Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell
2500 Growth Index, as reported by the index as of the most recent quarter-end.
This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2010, the highest market capitalization of the companies in this index was  $9.6 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

• the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

• the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated
periods compare with those of an appropriate benchmark of market performance.
Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:    Q2 2009  22.64%
Worst Quarter:   Q2 2010 -8.78%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
Alger Growth Opportunities Fund (Second Prospectus Summary) | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.78%)
Alger Growth Opportunities Fund | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	707
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,313
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,952
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoExpenseReimbursementYear01	276
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear03	847
Expense Example, With Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear05	1,445
Expense Example, With Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear10	3,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	707
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,952
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear01	276
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear03	847
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear05	1,445
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear10	3,061
Annual Return 2009	rr_AnnualReturn2009	46.59%
Annual Return 2010	rr_AnnualReturn2010	28.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008

[1]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses of Class I Shares of the Fund to 1.25% of the Fund's average net assets (excluding interest, taxes, brokerage and extraordinary expenses). This expense reimbursement cannot be terminated.

Alger Growth Opportunities Fund (Third Prospectus Summary) | Alger Growth Opportunities Fund
Alger Growth Opportunities Fund
INVESTMENT OBJECTIVE
Alger Growth Opportunities Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
"Other Expenses" below are estimated assuming  $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alger Growth Opportunities Fund Alger Growth Opportunities Fund Class Z
Management Fees		0.85%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.31%
Total Annual Fund Operating Expenses		1.16%
Expense Reimbursemen	[1]	0.06%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.10%
[1]	Fred Alger Management, Inc. has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses (excluding dividends on short sales, interest, taxes, brokerage, and extraordinary expenses) of Class Z Shares of the Fund to 1.10% of the Fund's average net assets. This expense reimbursement cannot be terminated.

EXAMPLE
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Expense Example	Alger Growth Opportunities Fund Alger Growth Opportunities Fund Class Z
Expense Example, With Redemption, 1 Year USD ( $)	112
Expense Example, With Redemption, 3 Years USD ( $)	363
Expense Example, With Redemption, 5 Years USD ( $)	633
Expense Example, With Redemption, 10 Years USD ( $)	1,404
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name
Absent expense reimbursement, expenses would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year USD ( $)	118
Expense Example, With Redemption, No Expense Reimbursement, 3 Years USD ( $)	368
Expense Example, With Redemption, No Expense Reimbursement, 5 Years USD ( $)	638
Expense Example, With Redemption, No Expense Reimbursement, 10 Years USD ( $)	1,409

Expense Example, No Redemption	Alger Growth Opportunities Fund Alger Growth Opportunities Fund Class Z
Expense Example, No Redemption, 1 Year USD ( $)	112
Expense Example, No Redemption, 3 Years USD ( $)	363
Expense Example, No Redemption, 5 Years USD ( $)	633
Expense Example, No Redemption, 10 Years USD ( $)	1,404
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name
Absent expense reimbursement, expenses would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year USD ( $)	118
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years USD ( $)	368
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years USD ( $)	638
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years USD ( $)	1,409

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the stock of small, fast-growing companies that
Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell
2500 Growth Index, as reported by the index as of the most recent quarter-end.
This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2010, the highest market capitalization of the companies in this index was  $9.6 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010.
Historical performance prior to December 29, 2010 is that of the Fund's Class I
Shares. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)	[1]

Best Quarter:    Q2 2009  22.64%
Worst Quarter:   Q2 2010 -8.78%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Average Annual Total Returns Alger Growth Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Growth Opportunities Fund Class Z	Class Z Return Before Taxes	28.60%	4.51%	Mar 3, 2008
Alger Growth Opportunities Fund Class Z After Taxes on Distributions	Class Z Return After Taxes on Distributions	28.60%	4.51%	Mar 3, 2008
Alger Growth Opportunities Fund Class Z After Taxes on Distributions and Sales	Class Z Return After Taxes on Distributions and Sale of Fund Shares	18.59%	3.86%	Mar 3, 2008
Russell 2500 Growth Index	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	6.23%	Mar 3, 2008

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Alger Growth Opportunities Fund (Third Prospectus Summary) | Alger Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Growth Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Alger Growth Opportunities Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
"Other Expenses" below are estimated assuming  $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.25%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest  $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the stock of small, fast-growing companies that
Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell
2500 Growth Index, as reported by the index as of the most recent quarter-end.
This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2010, the highest market capitalization of the companies in this index was  $9.6 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.
Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.
Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger
Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010.
Historical performance prior to December 29, 2010 is that of the Fund's Class I
Shares. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class I Shares.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Class Z Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class I Shares.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:    Q2 2009  22.64%
Worst Quarter:   Q2 2010 -8.78%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010	[1]
Alger Growth Opportunities Fund (Third Prospectus Summary) | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.78%)
Alger Growth Opportunities Fund | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reimbursemen	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,404
Expense Example, With Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses would be as follows:

Expense Example, With Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoExpenseReimbursementYear01	118
Expense Example, With Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear03	368
Expense Example, With Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear05	638
Expense Example, With Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoExpenseReimbursementYear10	1,409
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	363
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,404
Expense Example, With No Redemption, No Expense Reimbursement, By Year, Column Name	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementByYearColumnName
Absent expense reimbursement, expenses would be as follows:

Expense Example, With No Redemption, No Expense Reimbursement, 1 Year	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear01	118
Expense Example, With No Redemption, No Expense Reimbursement, 3 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear03	368
Expense Example, With No Redemption, No Expense Reimbursement, 5 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear05	638
Expense Example, With No Redemption, No Expense Reimbursement, 10 Years	ck0000003521_ExpenseExampleNoRedemptionNoExpenseReimbursementYear10	1,409
Annual Return 2009	rr_AnnualReturn2009	46.59%
Annual Return 2010	rr_AnnualReturn2010	28.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2008

[1]	Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.
[2]	Fred Alger Management, Inc. has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses (excluding dividends on short sales, interest, taxes, brokerage, and extraordinary expenses) of Class Z Shares of the Fund to 1.10% of the Fund's average net assets. This expense reimbursement cannot be terminated.